AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 4, 2002
                                                         1933 Act File No. 37028
                                                         1940 Act File No. 09943

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   X
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                         Pre-Effective Amendment No.
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                        Post-Effective Amendment No.  1
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                        (Check appropriate box or boxes)

                                 PITCAIRN FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 214-6744
                        (Area Code and Telephone Number)

                         ONE PITCAIRN PLACE, SUITE 3000
                             165 TOWNSHIP LINE ROAD
                              JENKINTOWN, PA 19046
                     (Address of Principal Executive Offices
                     Number, Street, City, State, Zip Code)

                             AVERILL JARVIS, ESQUIRE
                             PITCAIRN TRUST COMPANY
                         ONE PITCAIRN PLACE, SUITE 3000
                             165 TOWNSHIP LINE ROAD
                              JENKINTOWN, PA 19046
                     (Name and Address of Agent for Service,
                     Number, Street, City, State, Zip Code)

       Copies to:
RUTH S. EPSTEIN, ESQUIRE                           BRUCE G. LETO, ESQUIRE
         DECHERT                             STRADLEY RONON STEVENS & YOUNG, LLP
   1775 EYE ST., N.W.                             2600 ONE COMMERCE SQUARE
  WASHINGTON, DC 20006                             PHILADELPHIA, PA 19103

It is proposed that this filing will become effective immediately, pursuant to Rule 485(b) of the Securities Act of 1933, as amended.

Approximate Date of Proposed Public Offering: October 28, 2002

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TITLE OF THE SECURITIES BEING REGISTERED: SHARES OF BENEFICIAL INTEREST, WITHOUT
PAR VALUE, OF THE SMALL CAP CORE FUND, A SERIES OF THE REGISTRANT. NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

PART A: INFORMATION REQUIRED IN THE PROSPECTUS: Incorporated herein by reference to Registrant's Registration Statement on Form N-14, filed with the Securities and Exchange Commission on October 28, 2002 under File No. 333-10049.

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PART B:   INFORMATION  REQUIRED  IN  A  STATEMENT  OF  ADDITIONAL   INFORMATION:
          Incorporated   herein  by  reference  to   Registrant's   Registration
          Statement on Form N-14, filed with the Securities and Exchange Commission on October 28, 2002 under File No. 333-10049.

                           PART C - OTHER INFORMATION

ITEM 15. INDEMNIFICATION. State the general effect of any contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for its own protection.

Reference is made to Article VII of the Registrant's Amended and Restated Declaration of Trust.

Reference is made to Article VI of the Registrant's By-Laws.

Reference is made to Article 7 of the Distribution Agreement between Pitcairn Funds and SEI Investment Distribution Company.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection wit the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS. Subject to the rules on incorporation by reference, the following is a list of all exhibits filed as part of the registration statement.

     (1)  copies of the charter of the Registrant as now in effect;

          Incorporated   herein  by  reference  to  Item  (a)(i)   contained  in
          Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 28, 2002.

     (2) copies of the existing bylaws or corresponding instruments of the Registrant;

          Incorporated herein by reference to Item (b) contained in Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 28, 2002.

     (3) copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

          Not Applicable

     (4) copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it.

          Incorporated   herein  by  reference  to   Registrant's   Registration
          Statement on Form N-14, filed with the Securities and Exchange Commission on September 24, 2002

     (5) copies of all instruments defining the rights of holders of the securities being registered including where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

          (Refer to Item 16 of this Part C.)

     (6) copies of all investment advisory contracts relating to the management of the assets of the Registrant;

          Incorporated herein by reference to Items (d)(1), (2) and (4) contained in Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 28, 2002.

     (7) copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

          Incorporated herein by reference to Item (e) contained in Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 28, 2002.

     (8) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

          Not Applicable.

     (9)  copies of all custodian  agreements  and  depository  contracts  under
          Section 17(f) of the 1940 Act, for securities and similar investments of the Registrant, including the schedule of remuneration;

          Incorporated herein by reference to Item (g) contained in Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 28, 2002.

     (10) copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendments to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's directors describing any action taken to revoke the plan;

          Not Applicable.

     (11) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

          Opinion and Consent of Counsel to the Registrant - Filed Herewith

     (12) an opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue
          Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

          Opinion  of  Dechert   Supporting  Tax  Matters  and  Consequences  to
          Shareholders and Consent - Filed Herewith

     (13) copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

     (14) copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

          Consent of PricewaterhouseCoopers LLP, independent auditors to the Registrant - Filed Herewith

     (15) all financial statements omitted pursuant to Item 14(a)(1);

          Not Applicable

     (16) manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

          Power of Attorney dated September 16, 2002 - Incorporated herein by reference to Registrant's Registration Statement on Form N-14, filed with the Securities and Exchange Commission on September 24, 2002

     (17) any additional exhibits which the Registrant may wish to file.

          (a) Prospectus and Statement of Additional Information incorporated herein by reference to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 28, 2002;

          (b) Registrant's Annual Report to Shareholders and related Report of Accountants incorporated herein by reference to Form N-30D, filed with the Securities and Exchange Commission on December 28, 2001;

          (c)  Registrant's   Unaudited   Semi-Annual   Report  to  Shareholders
               incorporated herein by reference to Form N-30D, filed with the Securities and Exchange Commission on June 27, 2002.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

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(2)  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in Jenkintown and the Commonwealth of Pennsylvania, on the 4th day of November, 2002.

                                        PITCAIRN FUNDS


                                        By: /s/ Alvin A. Clay III
                                        ----------------------------------------
                                        Alvin A. Clay, III
                                        President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ William C. McCormick          Treasurer
------------------------------    (Chief Financial Officer
William C. McCormick*             and Chief Accounting
                                  Officer)                    November 4, 2002


/s/ Alvin A. Clay III             Trustee
------------------------------    (President and Chief
Alvin A. Clay III                 Executive Officer)          November 4, 2002


/s/ Lawrence R. Bardfeld          Trustee
------------------------------    (Chairman and Vice
Dirk Junge*                       President)                  November 4, 2002


/s/ Lawrence R. Bardfeld          Trustee
------------------------------
George M. Chamberlain, Jr.*                                   November 4, 2002


/s/ Lawrence R. Bardfeld          Trustee
------------------------------
Carleton A. Holstrom*                                         November 4, 2002


/s/ Lawrence R. Bardfeld          Trustee
------------------------------
James R. Wood*                                                November 4, 2002


* By: /s/ Lawrence R. Bardfeld
------------------------------
As Attorney-in-Fact**                                         November 4, 2002
(Pursuant to a Power of
Attorney Filed Herewith)

                                  EXHIBIT LIST:

Exhibit 11: Opinion and Consent of Counsel as to the Legality of the Securities being Registered

Exhibit 12: Opinion of Counsel Supporting Tax Matters and Consequences to Shareholders and Consent

Exhibit 14:    Consent of Independent Auditors, PricewaterhouseCoopers, LLP